Impaired Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 2,976	$ 4,337
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	(2,066)	(2,503)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	910	1,834
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,485	1,437
Impaired Financing Receivable, with Related Allowance, Charge-off And Payments Applied	(70)	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,415	1,437
Impaired Financing Receivable, With Related Allowance, Related Allowance	474	194
Impaired Financing Receivable, Unpaid Principal Balance	4,461	5,774
Impaired Financing Receivable, Charge-off And Payments Applied	(2,136)	(2,503)
Impaired Financing Receivable, Recorded Investment	2,325	3,271
Impaired Financing Receivable, Related Allowance	474	194
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	64	70
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	0	0
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	64	70
Construction And Land Development Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,596	2,822
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	(1,994)	(2,217)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	602	605
Commercial Real Estate Owner Occupied Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	316	331
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	(72)	(68)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	244	263
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,269	846
Impaired Financing Receivable, with Related Allowance, Charge-off And Payments Applied	(70)	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,199	846
Impaired Financing Receivable, With Related Allowance, Related Allowance	382	102
Commercial Real Estate Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	216	591
Impaired Financing Receivable, with Related Allowance, Charge-off And Payments Applied	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	216	591
Impaired Financing Receivable, With Related Allowance, Related Allowance	92	92
Commercial Real Estate Loans, Total [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	316	331
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	(72)	(68)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	244	263
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,485	1,437
Impaired Financing Receivable, with Related Allowance, Charge-off And Payments Applied	(70)	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,415	1,437
Impaired Financing Receivable, With Related Allowance, Related Allowance	474	194
Residential Real Estate Consumer Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	934
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	0	(192)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	742
Residential Real Estate Investment Property Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	180
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	0	(26)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	154
Residential Real Estate Loans, Total [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	1,114
Impaired Financing Receivable, with No Related Allowance, Charge-off And Payments Applied	0	(218)
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 0	$ 896